Note 13 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
13.
       Derivative Financial Instruments

Interest rate swaps

Effective
October 17, 2014,
the Company entered into
one
interest rate swap with Eurobank – Ergasias S.A. (“Eurobank”) on a notional amount of
$10.0
million, in order to manage interest costs and the risk associated with changing interest rates of the Company’s loans. Under the terms of the swap, Eurobank makes a quarterly payment to the Company equal to the
3
-month LIBOR while the Company pays an adjustable rate averaging
1.97%
(Eurobank makes a quarterly payment to the Company equal to the
3
-month LIBOR while the Company pays the fixed rate of
0.50%
until
November 28, 2016
then
0.95%
till
November 28, 2017
and then
3.55%
till
May 28, 2019)
based on the relevant notional amount.

The interest rate swaps did
not
qualify for hedge accounting as of
December
31,
2017
and
2018.

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2017	December 31, 2018

Interest rate swap contracts	Current liabilities – Derivatives	229,451	41,435

Interest rate swap contracts	Long-term liabilities – Derivatives	16,631	-

Total derivative liabilities		246,082	41,435

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2018
Interest rate swap contracts - Fair value	(Loss) / gain on derivatives, net	12,921	(5,901)	204,647
Interest rate swap contracts - Realized (loss) / gain	(Loss) / gain on derivatives, net	(132,075)	19,071	(201,745)
Total (Loss) / gain on interest rate swap contracts		(119,154)	13,170	2,902

Freight Forward Agreements (“FFA”)

In
December 2017,
the Company entered into
three
FFA contracts on the Baltic Panamax Index (“BPI”) for the
first
three
calendar months of
2018,
totaling
90
days at an average time charter equivalent rate of
$11,000
per day.
The
contracts are settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.  The Company receives a payment if the average BPI for the month is below the contract rate equal to the difference of the contract rate less the average BPI for the month times the number of contract days sold; if the average BPI for the month is greater than the contract rate the Company makes a payment equal to the difference of the average BPI for the month less the contract rate times the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two
rates for the period covered by the contracts.

The FFA contracts did
not
qualify for hedge accounting. The Company follows guidance relating to “Fair value measurements” to calculate the fair value of the FFA contracts (see Note
16
).

FFA contracts not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2017	Year Ended December 31, 2018
FFA contracts - Fair value	(Loss)/gain on derivatives, net	(781)	-
FFA contracts - Realized gain/(loss)	(Loss)/gain on derivatives, net	-	(47,245)
Total loss on FFA contracts		(781)	(47,245)